Prepaid Expenses and Other Current Assets (Details)	Sep. 30, 2025 USD ($)	Jul. 31, 2024 USD ($)	Sep. 30, 2025 CNY (¥)	Jul. 31, 2024 CNY (¥)
Hangzhou Bota [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Lend amount		$ 854,993		¥ 6,000,000
Interest rate		3.92%
Hangzhou Weishi [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Lend amount	$ 983,284		¥ 7,000,000
Interest rate	4.00%
bBlance of loan	$ 935,300		¥ 6,658,403